Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Service revenue		$ 976
Total compensation and benefits		5,723	$ 4,409	$ 23,213
Change in fair value of INX Token and warrant liabilities		(830)	(20,133)	24,673
Cost of service:
Cost of revenue		976
Service revenue [Member]
Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Service revenue		976
Total compensation and benefits		976
Cost of service [Member]
Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits		226
Cost of service:
Cost of revenue		226
Research and Development [Member]
Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits		465	541	1,437
Research and Development:
Compensation and benefits		234	465	598
Share-based compensation	[1]	190	70	391
INX Token-based compensation		41	6	448
Sales and marketing [Member]
Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits			843	11,067
Research and Development:
Compensation and benefits			369	4,406
Share-based compensation	[1]		176	2,783
INX Token-based compensation			298	3,878
General and administrative [Member]
Related Parties (Details) - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits		5,032	3,025	10,709
Research and Development:
Compensation and benefits		2,934	2,204	1,577
Share-based compensation	[1]	1,702	543	6,883
INX Token-based compensation		$ 396	$ 278	$ 2,249

[1]	See Note 19 for description of options granted by the Parent Company to employees of the Company that are exercisable into Common shares of the Parent Company.